Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of investment property [text block] [Abstract]
Schedule of investment properties
	2019	2020	2021
	MCh$	MCh$	MCh$
Net Balance as of January 1,	13,938	13,190	12,833
Additions resulting from business combinations	—	—	—
Reclassifications	(389)	—	—
Disposals	—	—	—
Depreciation charges in the period	(359)	(357)	(357)
Impairment	—	—	—
Net Balance as of December 31,	13,190	12,833	12,476